FINANCIAL INSTRUMENTS (Details 6) - Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial Assets	$ 14,656
Financial liability	$ 319	$ 2,429